Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Intangible Assets

		Other intangible assets

	Goodwill	Marketing-related	Customer-related (i)	Contract-based	Total
	$m	$m	$m	$m	$m
At 31 December 2022
Cost/deemed cost	9,890	286	1,202	92	11,470
Accumulated amortisation (and impairment charges)	(691)	(78)	(369)	(45)	(1,183)
Net carrying amount	9,199	208	833	47	10,287

At 1 January 2022, net carrying amount	9,451	104	282	11	9,848
Translation adjustment	(239)	-	(3)	(1)	(243)
Arising on acquisition (note 30) (ii)	1,320	177	763	47	2,307
Disposals	(1,333)	(57)	(115)	(7)	(1,512)
Amortisation charge for year (iii)	-	(16)	(94)	(3)	(113)
At 31 December 2022, net carrying amount	9,199	208	833	47	10,287

The equivalent disclosure for the prior year is as follows:

At 31 December 2021
Cost/deemed cost	10,251	202	705	77	11,235
Accumulated amortisation (and impairment charges)	(800)	(98)	(423)	(66)	(1,387)
Net carrying amount	9,451	104	282	11	9,848

At 1 January 2021, net carrying amount	9,032	87	240	14	9,373
Translation adjustment	(221)	(1)	-	1	(221)
Arising on acquisition (note 30)	679	32	99	-	810
Disposals	(39)	-	(1)	-	(40)
Amortisation charge for year (iii)	-	(14)	(56)	(4)	(74)
At 31 December 2021, net carrying amount	9,451	104	282	11	9,848

At 1 January 2021
Cost/deemed cost	9,790	172	601	75	10,638
Accumulated amortisation (and impairment charges)	(758)	(85)	(361)	(61)	(1,265)
Net carrying amount	9,032	87	240	14	9,373

(i)The customer-related intangible assets relate predominantly to non-contractual customer relationships.
(ii)Marketing-related, customer-related and contract-based intangible assets of $174 million, $594 million and $41 million respectively arose on the acquisition of Barrette Outdoor Living (Barrette) in July 2022. These primarily related to brand names, patents and non-contractual customer relationships.
(iii)The amortisation charge includes $10 million (2021: $28 million; 2020: $26 million) in respect of discontinued operations, which primarily relates to customer-related intangible assets.

Summary of Goodwill by Cash Generating Units

	Number of cash-generating units		Goodwill
	2022	2021	2022	2021
			$m	$m
Americas Materials	5	5	4,407	4,292
Building Products	1	1	2,895	2,964
Europe Materials	16	16	1,897	2,195
Total Group	22	22	9,199	9,451

Disclosure of information for cash-generating units [text block]	The additional disclosures required for the three CGUs with significant goodwill are as follows:

	Americas Cement		AMAT South		Building Products
	2022	2021	2022	2021	2022	2021
Goodwill allocated to the cash-generating unit at balance sheet date	$2,125m	$2,157m	$981m	$944m	$2,895m	$2,964m
Discount rate applied to the cash flow projections (real pre-tax)	8.1%	7.5%	8.2%	8.3%	8.4%	8.3%
Average EBITDA (as defined)* margin over the initial 5-year period	48.3%	53.8%	15.4%	17.9%	20.1%	19.1%
Value-in-use (present value of future cash flows)	$10,050m	$10,749m	$5,936m	$5,041m	$18,050m	$14,831m
Excess of value-in-use over carrying amount	$5,199m	$5,953m	$3,524m	$2,749m	$11,363m	$9,191m
Long-term growth rates	1.9%	1.8%	1.9%	1.8%	1.9%	1.8%

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory

two cash-generating units
Reduction in EBITDA (as defined)* margin	2.6 and 3.8 percentage points
Reduction in long-term growth rate	2.7 and 3.2 percentage points
Increase in pre-tax discount rate	2.0 and 2.1 percentage points